Fees Summary	Aug. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,599,000
Previously Paid Amount	0.00
Total Fee Amount	236.01
Total Offset Amount	0.00
Net Fee	236.01
Narrative - Max Aggregate Offering Price	$ 1,599,000
Final Prospectus	true